UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-0523

THE DREYFUS FUND INCORPORATED
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
March 31, 2007 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)

Consumer Discretionary--9.3%
Hilton Hotels	252,280	9,071,989
Johnson Controls	98,490	9,319,124
McDonald's	480,517	21,647,291
News, Cl. A	621,670	14,373,010
Ross Stores	222,130	7,641,272
SK Equity Fund, LP (Units)	1.289 c	0
Staples	668,020	17,261,637
Target	315,160	18,676,381
TJX Cos.	242,810	6,546,158
Walt Disney	486,430	16,747,785
Wyndham Worldwide	340,100 a	11,614,415
		132,899,062
Consumer Staples--11.4%
Altria Group	438,210	38,479,220
Cadbury Schweppes, ADR	304,000	15,616,480
Clorox	221,240	14,090,776
Coca-Cola Enterprises	567,830	11,498,557
Dean Foods	342,190 a	15,993,961
Procter & Gamble	505,195	31,908,116
SUPERVALU	358,870	14,021,051
Wal-Mart Stores	440,300	20,672,085
		162,280,246
Energy--11.5%
Chevron	204,710	15,140,352
Diamond Offshore Drilling	111,450	9,021,877
ENI, ADR	204,260	13,242,176
ENSCO International	303,200	16,494,080
Exxon Mobil	342,210	25,819,744
Halliburton	426,150	13,526,001
Marathon Oil	160,290	15,841,461
Occidental Petroleum	310,350	15,303,358
Petroleo Brasileiro, ADR	121,020 a	12,042,700
XTO Energy	499,620	27,384,172
		163,815,921
Financial--21.4%
American International Group	286,090	19,230,970
AmeriCredit	523,160 a	11,959,438
Bank of America	653,642	33,348,815
Capital One Financial	203,930	15,388,558
CapitalSource	462,260	11,616,594
CIT Group	244,630	12,945,820
Citigroup	593,370	30,463,616
Countrywide Financial	319,590	10,751,008
Fidelity National Financial, Cl. A	361,002	8,667,658
Freddie Mac	149,130	8,871,744
Hartford Financial Services Group	157,800	15,082,524
JPMorgan Chase & Co.	446,910	21,621,506
Lehman Brothers Holdings	138,150	9,680,170
Merrill Lynch & Co.	329,090	26,876,780
Northern Trust	121,380	7,299,793
Radian Group	231,900	12,726,672

SLM	366,680	14,997,212
Travelers Cos	156,050	8,078,708
Wachovia	450,462	24,797,933
		304,405,519
Health Care--12.6%
Abbott Laboratories	232,170	12,955,086
AmerisourceBergen	156,940	8,278,585
Amgen	308,670 a	17,248,480
Baxter International	314,750	16,577,883
Galen Partners II, LP (Units)	1.097 c	718,844
Hospira	197,300 a	8,069,570
Medtronic	351,040	17,222,022
Pfizer	862,140	21,777,656
Sanofi-Aventis, ADR	210,950	9,178,435
Schering-Plough	970,550	24,758,730
Thermo Fisher Scientific	325,170 a	15,201,697
WellPoint	180,330 a	14,624,763
Zimmer Holdings	149,420 a	12,761,962
		179,373,713
Industrial--8.9%
Dover	192,060	9,374,449
Eaton	223,280	18,657,277
Emerson Electric	442,930	19,085,854
General Electric	1,532,210	54,178,945
L-3 Communications Holdings	94,000	8,222,180
Tyco International	298,500	9,417,675
United Technologies	117,690	7,649,850
		126,586,230
Information Technology--16.0%
Accenture, Cl. A	236,060	9,097,752
Adobe Systems	166,510 a	6,943,467
Apple Computer	186,710 a	17,347,226
Autodesk	202,210 a	7,603,096
Broadcom, Cl. A	240,810 a	7,722,777
Cisco Systems	1,244,943 a	31,783,395
Google, Cl. A	41,830 a	19,164,833
Hewlett-Packard	607,720	24,393,881
International Business Machines	224,670	21,177,394
Maxim Integrated Products	216,500	6,365,100
Microchip Technology	329,840	11,719,215
Microsoft	961,740	26,803,694
Oracle	805,300 a	14,600,089
QUALCOMM	284,270	12,126,958
Texas Instruments	385,580	11,605,958
		228,454,835
Materials--3.3%
Air Products & Chemicals	207,520	15,333,653
Allegheny Technologies	149,550	15,955,489
Rio Tinto, ADR	69,990	15,944,422
		47,233,564
Telecommunication Services--1.2%
Verizon Communications	436,250	16,542,600
Utilities--3.6%
Consolidated Edison	165,910	8,471,365
Dominion Resources/VA	113,210	10,049,652
Sempra Energy	394,940	24,095,289
Southern	243,990	8,942,233
		51,558,539

Total Common Stocks
(cost $1,153,830,822)		1,413,150,229

Other Investment--.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,012,000)	12,012,000 [b]	12,012,000

Total Investments (cost $1,165,842,822)	100.0%	1,425,162,229
Cash and Receivables (Net)	.0%	30,121
Net Assets	100.0%	1,425,192,350

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.
c	Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of $718,844 representing .1% of net assets (see below).

Issuer	Date	Price ($)†	Assets (%)	Valuation ($)††

Galen Partners II, LP (Units)	5/6/94-1/3/97	655,282	0.1	655,282 per unit
SK Equity Fund, LP (Units)	3/8/95-9/18/96	289,927	0	0 per unit

† Average cost per unit.

The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semiannual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS FUND INCORPORATED

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 21, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)